Annual Total Returns - BlackRock Systematic Multi-Strategy Fund (Class K) [BarChart] - Class K, Institutional - BlackRock Systematic Multi-Strategy Fund - Institutional Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2016	5.91%
Annual Return 2017	9.89%
Annual Return 2018	1.84%
Annual Return 2019	8.43%
Annual Return 2020	3.57%